SCHEDULE II - Condensed Statements of Cash Flows - Parent Company Only (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
		Mar. 15, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021		May 03, 2021
Cash flows from operating activities
Net income (loss)			$ 2,318,119	$ (939,752)	$ 764,188
Adjustments to reconcile net income to net cash used in operating activities:
Other, net			182,400	48,805	29,417
Net cash provided by operating activities			2,235,681	1,468,409	1,232,590
Cash flows from investing activities
Purchases of fixed maturities			(4,038,399)	(2,940,597)	(8,141,246)
Purchases of short-term investments			(1,513,449)	(867,605)	(372,901)
Other, net			(79,717)	11,679	(31,903)
Net cash used in investing activities			(2,173,006)	(664,825)	(2,329,122)
Cash flows from financing activities
Redemption of Class B common shares	[1]		0	(6,346)	(581)
Issuance of preferred shares			0	0	193,887
Redemption of preferred shares			0	0	(637,241)
Net cash used in financing activities			(227,665)	(194,550)	(573,295)
Effect of foreign exchange rate changes on cash			10,817	(18,335)	(20,109)
(Decrease) increase in cash and cash equivalents			(154,173)	590,699	(1,689,936)
Non-cash transactions excluded from Condensed Statement of Cash Flows - Parent Company Only:
Non-cash exchange of intercompany balances				103,000
Non-cash exchange intercompany loan			$ 747,000	$ 744,000
Preferred shares, par value per share			$ 1.00	$ 1.00
Aggregate liquidation preference			$ 200,000	$ 200,000			$ 637,000
Underwriting discounts and commissions							$ 21,000
Series J Preferred Stock
Non-cash transactions excluded from Condensed Statement of Cash Flows - Parent Company Only:
Shares issued during the period (in shares)		8,000,000
Annual dividend rate		4.875%
Preferred shares, par value per share		$ 1.00
Aggregate liquidation preference		$ 200,000
Underwriting discounts and commissions		$ 6,000
Preferred shares, redemption price per share (in dollars per share)		$ 25
Series G 6.5% cumulative
Non-cash transactions excluded from Condensed Statement of Cash Flows - Parent Company Only:
Preferred shares, redemption price per share (in dollars per share)							$ 25
Series I 5.875% non-cumulative
Non-cash transactions excluded from Condensed Statement of Cash Flows - Parent Company Only:
Preferred shares, redemption price per share (in dollars per share)							25
Series H 7.25% cumulative
Non-cash transactions excluded from Condensed Statement of Cash Flows - Parent Company Only:
Preferred shares, redemption price per share (in dollars per share)							$ 25
Parent Company
Cash flows from operating activities
Net income (loss)			2,318,119	(939,752)	764,188
Adjustments to reconcile net income to net cash used in operating activities:
Equity in net (income) loss of subsidiaries			(2,465,781)	885,014	(789,778)
Other, net			101,969	41,810	(51,783)
Net cash provided by operating activities			(45,693)	(12,928)	(77,373)
Cash flows from investing activities
Advances to/from subsidiaries, net (1)	[2]		52,631	22,213	100,426
Sales and redemptions of fixed maturities			6,483	11,290	481,015
Sales and redemptions of short-term investments			940	5,173	0
Purchases of fixed maturities			(11,613)	(15,984)	(62,239)
Purchases of short-term investments			(3,868)	(5,173)	0
Other, net			(2,078)	(3,341)	(8,465)
Net cash used in investing activities			42,495	14,178	510,737
Cash flows from financing activities
Issuance of preferred shares			0	0	193,887	[3]
Redemption of preferred shares			0	0	(637,241)	[3]
Net cash used in financing activities			0	0	(443,354)
Effect of foreign exchange rate changes on cash			2,436	576	1,958
(Decrease) increase in cash and cash equivalents			(762)	1,826	(8,032)
Cash and cash equivalents—beginning of year			3,814	1,988	10,020
Cash and cash equivalents—end of year			$ 3,052	$ 3,814	1,988
Non-cash transactions excluded from Condensed Statement of Cash Flows - Parent Company Only:
Preferred shares, par value per share			$ 1.00	$ 1.00
Aggregate liquidation preference			$ 200,000	$ 200,000
Subsidiaries
Non-cash transactions excluded from Condensed Statement of Cash Flows - Parent Company Only:
Payment of dividends by subsidiary on behalf of parent			228,000	188,000	129,000
Non-cash dividends received from subsidiaries			850,000	630,000	$ 350,000
Non-cash capital contributions to subsidiaries			$ 103,000	$ 527,000

[1]	Class B shares are liability-accounted on the Company's Consolidated Balance Sheet. See Note 17 for further details.
[2]	The following non-cash transactions were excluded from the Condensed Statement of Cash Flows - Parent Company Only:
a.During 2023, 2022 and 2021, dividends paid to common and preferred shareholders of $228 million, $188 million and $129 million, respectively, were paid by a Bermuda subsidiary on behalf of the parent, with a corresponding increase to intercompany balances payable.
b.During 2023, the parent recorded non-cash dividends received from subsidiaries of $850 million, non-cash capital contributions to subsidiaries of $103 million, and a corresponding decrease in intercompany loan payable of $747 million.
c.During 2022, the parent recorded a non-cash exchange of certain intercompany balances payable for an intercompany loan payable of $744 million.
d.During 2022, the parent recorded non-cash dividends received from subsidiaries of $630 million, non-cash capital contributions to subsidiaries of $527 million and a corresponding decrease in intercompany balances payable of $103 million.
e.During 2021, the parent recorded a non-cash dividend received from a subsidiary of $350 million, with a corresponding change to intercompany balances payable.

[3]	During 2021, the parent issued 8 million 4.875% Series J fixed rate non-cumulative redeemable preferred shares at a par value of $1.00 per share and a redemption price of $200 million, and incurred preferred share issuance costs of $6 million. The parent also redeemed all outstanding Series G, H and I preferred shares at $25 per share for an aggregate liquidation value of $637 million during 2021.